Discontinued operations (Details) - USD ($) $ in Millions		12 Months Ended
	Apr. 08, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [line items]
Net sales to third parties of discontinued operations		$ 48,659	$ 47,445	$ 44,751
Sales to continuing and discontinued segments			53	82
Net sales		48,659	47,498	44,833
Cost of goods sold		(15,121)	(14,425)	(14,510)
Gross profit		34,777	34,252	31,589
Selling, general and administration		(14,197)	(14,369)	(13,717)
Research and development		(8,980)	(9,402)	(8,489)
Other income		1,742	2,031	1,629
Other expense		(3,190)	(3,426)	(2,609)
Operating income of discontinued operations		10,152	9,086	8,403
Interest expense		(869)	(850)	(932)
Other financial income and expense		(78)	45	186
Income before taxes		9,878	8,940	14,095
Taxes		(1,807)	(1,793)	(1,295)
Net income/loss from discontinued operations before gain on distribution			(101)	(186)
Gain on distribution of Alcon Inc. to Novartis AG shareholders	$ 4,691		4,691
Net income/loss from discontinued operations			4,590	(186)
Continuing operations
Statement [line items]
Income before taxes		9,878	8,940	14,095
Taxes		$ (1,807)	(1,793)	(1,295)
Discontinued operations
Statement [line items]
Net sales to third parties of discontinued operations			1,777	7,149
Sales to continuing and discontinued segments			32	4
Net sales			1,809	7,153
Cost of goods sold			(860)	(3,983)
Gross profit			949	3,170
Selling, general and administration			(638)	(2,754)
Research and development			(142)	(585)
Other income			15	61
Other expense			(113)	(126)
Operating income of discontinued operations			71	(234)
Interest expense			(10)	(25)
Other financial income and expense			(3)	(1)
Income before taxes			58	(260)
Taxes			(159)	74
Net income/loss from discontinued operations before gain on distribution			(101)	(186)
Gain on distribution of Alcon Inc. to Novartis AG shareholders			4,691
Net income/loss from discontinued operations			$ 4,590	$ (186)